Initial Public Offering - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Initial Public Offering [Line Items]
Common stock price per share				$ 12.00		$ 12.00
Amount held in trust account	$ 276,000,000
Subsequent Event [Member]
Initial Public Offering [Line Items]
Amount held in trust account	$ 276,000,000
Common Stock
Initial Public Offering [Line Items]
Number of sale units			27,600,000		27,600,000
Public Warrant
Initial Public Offering [Line Items]
Number of sale units		24,000,000
Purchase price per unit		$ 10.00
Common stock price per share		$ 11.50
Description of conversion feature				Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one half of one warrant to purchase one share of common stock (“Public Warrant”).		Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one half of one warrant to purchase one share of common stock (“Public Warrant”).
Public Warrant | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of sale units		24,000,000
Purchase price per unit		$ 10.00
Common stock price per share		$ 11.50
IPO
Initial Public Offering [Line Items]
Number of sale units		24,000,000
Purchase price per unit	$ 10.00	$ 10.00		$ 10.00		$ 10.00
Common stock price per share		11.50
IPO | Subsequent Event [Member]
Initial Public Offering [Line Items]
Purchase price per unit		10.00
Common stock price per share		$ 11.50
Underwriters Exercise of Over-Allotment Option
Initial Public Offering [Line Items]
Number of sale units	3,600,000
Amount held in trust account	$ 276,000,000
Underwriters Exercise of Over-Allotment Option | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of sale units	3,600,000
Amount held in trust account	$ 276,000,000